Label	Element	Value
| STEBEN MANAGED FUTURES STRATEGY FUND
Prospectus [Line Items]	rr_ProspectusLineItems
Risk/Return [Heading]	rr_RiskReturnHeading	Steben Managed Futures Strategy Fund
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	The Steben Managed Futures Strategy Fund (Fund) seeks to achieve positive long term absolute returns with low correlation to broad equity and fixed income market returns.
Expense [Heading]	rr_ExpenseHeading	Fees and Expenses of the Fund
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock

The tables that follow describe the fees and expenses that you may pay if you buy and hold shares of the Fund. You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund. More information about these and other discounts is available from your financial professional and in the section titled "Class A Shares" on page 21 of this Prospectus.

Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (Fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (Expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock

The Fund pays transaction costs, such as commissions, when it buys and sells securities and other investments (or "turns over" its portfolio). A higher portfolio turnover may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund's performance. During the most recent fiscal year, the Fund's portfolio turnover rate was 19.02%.

Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	19.02%
Expense Breakpoint Discounts [Text]	rr_ExpenseBreakpointDiscounts	You may qualify for sales charge discounts on purchases of Class A shares if you and your family invest, or agree to invest in the future, at least $25,000 in Class A shares of the Fund.
Expense Breakpoint, Minimum Investment Required [Amount]	rr_ExpenseBreakpointMinimumInvestmentRequiredAmount	$ 25,000
Expense Example [Heading]	rr_ExpenseExampleHeading	Expense Example
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock

This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund's operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example, No Redemption, By Year, Caption [Text]	rr_ExpenseExampleNoRedemptionByYearCaption	Assuming no redemption of shares:
Strategy [Heading]	rr_StrategyHeading	Principal Investment Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock

The Fund seeks to achieve its investment objective by pursuing a managed futures strategy which intends to capture absolute returns in the commodity and financial futures markets (equity, interest rate and currency) by investing in:

■	futures contracts (such as currency futures, futures on broad-based security indices and futures on commodities);

■	foreign currency transactions (such as U.S. and foreign spot currencies and currency forward contracts); and

■	options on futures and swaps (collectively, Derivative Instruments).

The Fund may invest directly in Derivative Instruments or it may invest up to 25% of its total assets at the time of purchase in a wholly owned and controlled subsidiary (Subsidiary) to pursue its managed futures strategy through investments in Derivative Investments. The principal investment strategies of the Subsidiary are the same as the principal investment strategies of the Fund.

The Adviser generally expects that the Fund's performance will have a low correlation to the long-term performance of the general global equity, fixed income, currency and commodity markets; however, the Fund's performance may correlate to the performance of any one or more of those markets over short-term periods.

The Fund utilizes managers who employ a variety of managed futures trading strategies (Trading Advisors). The managed futures strategies to which the Fund seeks exposure typically include the following investment styles:

■	trend following - quantitative and other strategies are used to identify underlying market trends over various time frames in prices to seek to exploit the market's tendency to exhibit consecutive periods of price advances and/or declines

■	short-term systematic and discretionary trading - quantitative strategies are used in an attempt to exploit short-term price patterns in financial and commodity markets

■	counter-trend or mean reversion strategies - quantitative and other methods are used in an attempt to forecast price reversals over various time frames

The managed futures programs employed by the Trading Advisors have a wide variety of trading styles across a broad range of financial markets and asset classes. Managed futures strategies typically invest either long or short in one or a combination of Derivative Instruments for both speculative and hedging purposes, each of which may be tied to (a) agricultural products, (b) currencies, (c) equity (stock market) indices, (d) energy, (e) fixed income and interest rates, (f) metals or (g) other commodities.

Each Trading Advisor implements its designated managed futures program by investing in a variety of Derivative Instruments. The Fund does not have a policy limiting the amount of the Fund's portfolio that it may invest in foreign investments. There are no formal limitations on the markets, strategies or instruments in which the Fund or the Trading Advisors may invest. The Trading Advisors may or may not be registered under the Commodity Exchange Act (CEA).

The Fund invests in the Subsidiary to gain exposure to the commodities markets within the limitations of the federal tax laws, rules and regulations that apply to regulated investment companies. The Subsidiary invests exclusively in any of the investments named above or may use a combination of such investments. Such investment exposure could far exceed the value of the Subsidiary's portfolio and its investment performance could be primarily dependent upon investments it does not own. The Subsidiary complies with the same asset coverage requirements under the Investment Company Act of 1940, as amended (1940 Act) with respect to its investments in Derivative Instruments that are applicable to the Fund's transactions in derivatives. The Subsidiary is organized under the laws of the Cayman Islands.

The Fund invests generally between 60% to 80% of its assets directly in fixed income investments to generate returns and interest income, diversifying the returns of the Fund's investments in managed futures. The Adviser allocates these assets to the Fund's subadviser, who invests primarily in investment grade securities, which the Fund defines as those that have a rating, at the time purchased, by Moody's Investors Service, Inc. (Moody's) of Baa3/P-3 or higher; by Standard & Poor's Ratings Group (S&P) of BBB-/A-3 or higher; or by Fitch Ratings (Fitch) of BBB-/F3 or higher; or, if unrated determined by the Adviser or the subadviser to be of comparable quality. The Fund also may invest up to ten percent of its assets in lower quality fixed income securities, known as "high yield" or "junk" bonds, which are rated lower than investment grade securities. The fixed income portion of the Fund's portfolio is invested without restriction as to issuer country, type of entity, capitalization or the maturity of individual securities. The Fund does not maintain any particular average maturity of its fixed income investments.

The Fund's subadviser relies on qualitative and quantitative analysis to arrive at security selection decisions. Qualitative factors provide the foundation of its internal credit rating, including size and position within the industry/sector, completeness of the business model, earnings predictability, management quality, and cost structure. Quantitative analysis focuses on financial analysis to assess financial strength and liquidity. Additionally, an important component of security selection is relative-value assessment. Key principles of the subadviser's sell discipline are guided by predetermined relative-value objectives for sectors, issuers and specific securities, pricing performance or fundamental performance that varies from expectations, deteriorating fundamentals, overvaluation and alternative investments offering the opportunity to achieve more favorable risk-adjusted returns.

Trading Advisor Selection. After identifying a universe of Trading Advisors and managed futures programs that meet Steben's internal criteria, Steben selects potential managed futures programs using a methodology based on both quantitative and qualitative assessments. Steben employs a portfolio construction process based on its assessment of each managed futures program's historical return and risk profiles and the Fund's investment objective. In general, Steben seeks to select Trading Advisors and managed futures programs based on the programs' expected individual risk-adjusted performance and their potential diversification benefits to the Fund's overall portfolio. For each prospective allocation to a new Trading Advisor, Steben will conduct an evaluation of the Trading Advisor and its strategy, team, and approach through analysis of, among other criteria, its prior investment returns, portfolio exposures, current assets under management, and investment strategy outlook. Trading Advisors are generally not registered under the Investment Advisers Act of 1940, as amended (Advisers Act).

Investment and Operational Due Diligence. For each selected managed futures program that Steben considers for investment, Steben completes an investment due diligence process that, among other things, reviews the respective Trading Advisor's trading strategy, performance, experience, management team, strategy implementation, firm organizational strength and risk management. In addition, Steben conducts a separate operational due diligence review of the Trading Advisor's investment and organizational documents, the Trading Advisor's relationships with its auditors, prime brokers, fund administrators and other service providers, technology infrastructure, management and organization, legal, regulatory and compliance capabilities, policies and practices regarding valuation and the calculation of net asset values, trading processes, fees and cash movement, among other factors.

Allocation. Steben allocates the assets of the Fund and the Subsidiary among the Trading Advisors so as to provide exposure to what Steben considers to be an appropriate mix of trading styles and managed futures investment strategies given its strategic market views. The allocations are determined at Steben's discretion in order to attempt to achieve the investment objective of the Fund. Allocations will not necessarily be equally weighted to each Trading Advisor, and the amount allocated to any program can change over time. New managed futures programs may be added and existing ones may be removed at any time.

Monitoring. Steben monitors the performance and risk exposures of the Trading Advisors and the Derivative Investments. If an investment's performance or risk deviates significantly from Steben's expectations, Steben will review the issue with the Trading Advisor. An unfavorable review could prompt Steben to reduce the allocation to the Trading Advisor's program, or remove it altogether. However, Steben need not reduce the allocation if the outcome of the review is favorable.

Steben also performs periodic ongoing due diligence reviews of each Trading Advisor, in order to track enhancements or changes to their trading programs, as well as any significant organizational or operational developments. An unfavorable review could prompt an allocation reduction or a removal of the Trading Advisor from the Fund's portfolio.

Strategy Portfolio Concentration [Text]	rr_StrategyPortfolioConcentration	The Fund may invest directly in Derivative Instruments or it may invest up to 25% of its total assets at the time of purchase in a wholly owned and controlled subsidiary (Subsidiary) to pursue its managed futures strategy through investments in Derivative Investments.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Fund is not intended to be a complete investment program. An investment in the Fund is speculative and may involve a substantial degree of risk. The greatest risk of investing in this Fund is that you could lose money. Many factors affect the Fund's net asset value and performance. There can be no assurances that the Fund will achieve its investment objective.

The following risks apply to the Fund's direct investment in securities and Derivative Instruments as well as the Fund's indirect investment through the Subsidiary.

■	Commodity Risk. Investing in the commodities markets may subject the Fund to greater volatility than investments in traditional securities. Commodity prices may be influenced by unfavorable weather, animal and plant disease, geologic and environmental factors as well as economic and political developments and changes in government regulation such as tariffs, embargoes or burdensome production rules and restrictions.

■	Counterparty Risk. The Fund is subject to the risk that its counterparty will be unable or unwilling to perform its obligations under the transactions and that the Fund will sustain losses.

■	Credit Risk. Failure of an issuer or guarantor of a fixed income security to make timely interest or principal payments or otherwise honor its obligations could cause the Fund to lose money. In addition, the credit quality of securities held by the Fund may be lowered if an issuer's financial condition changes.

■	Currency Risk. Investments in foreign currencies or financial instruments related to foreign currencies are subject to the risk that those currencies will change adversely in value relative to the U.S. dollar. Similarly, investments that speculate on the appreciation of the U.S. dollar are subject to the risk that the U.S. dollar may decline in value relative to foreign currencies. Foreign currencies are subject to risks caused by, among other factors, inflation, interest rates, budget deficits and low savings rates, political factors and government controls.

■	Cybersecurity and Operational Risk. Cybersecurity breaches may allow an unauthorized party to gain access to Fund assets, customer data, or proprietary information, or cause the Fund and/or its service providers to suffer data corruption or lose operational functionality. Additionally, a cybersecurity breach could result in a failure to maintain investors' confidential information and could result in the theft of financial assets. Operational risk may arise from human error, error by third parties, communication errors, or technology failures, among other causes.

■	Derivative Instrument Risk. Derivative Instruments can be highly volatile, illiquid and difficult to value, and changes in the value of these instruments held directly or indirectly by the Fund may not correlate with the underlying instrument or the Fund's other investments. Futures, forward currency and options contracts may experience potentially dramatic price changes (losses) and imperfect correlations between the price of the contract and the underlying security, index or currency which will increase the volatility of the Fund and may involve a small investment of cash relative to the magnitude of the risk assumed. There may not be a liquid secondary market for the futures contracts. Price valuations or market movements of options may not justify purchasing put options or, if purchased, the options may expire unexercised, resulting in a loss of the premium paid for the options. There are additional risks associated with Derivative Instruments that are possibly greater than the risks associated with investing directly in the underlying instruments, including leveraging risk and counterparty credit risk. A small investment in a Derivative Instrument could have a potentially large impact on the Fund's performance.

■	Fixed Income Risk. Prices of fixed income securities tend to move inversely with changes in interest rates. Typically, a rise in rates will adversely affect fixed income security prices and, accordingly, the Fund's returns and share price. In addition, the Fund may be subject to "call" risk, which is the risk that during a period of falling interest rates the issuer may redeem a security by repaying it early (which may reduce the Fund's income if the proceeds are reinvested at lower interest rates), and "extension" risk, which occurs during a rising interest rate environment because certain obligations will be paid off by an issuer more slowly than anticipated (causing the value of those securities held by the Fund to fall).

■	Foreign Investment Risk. Investments in instruments issued by entities based outside of the U.S. may be affected by political and economic events unique to a country or region, currency controls, exposure to currency fluctuations, less liquidity, less developed or less efficient trading markets, lack of comprehensive company information, political instability and differing auditing and legal standards. In addition, Trading Advisors located in jurisdictions outside of the U.S. are subject to the laws of those jurisdictions.

■	General Economic and Market Events Risk. Events in the financial markets have resulted, and may continue to result, in an unusually high degree of volatility in the financial markets, both domestic and foreign. In addition, relatively high market volatility and reduced liquidity in credit and fixed-income markets may adversely affect issuers worldwide. Increases in the level of short-term interest rates could cause fixed-income markets to experience continuing high volatility, which could negatively impact the Fund's performance. Banks and financial services companies could suffer losses if interest rates were to rise or economic conditions deteriorate.

■	Managed Futures Regulatory Risk. Government regulation of Derivative Instruments by mutual funds is continuing to evolve. The Securities and Exchange Commission previously proposed a rule designed to modernize the regulation of derivatives usage by mutual funds. Although the rule was later withdrawn, it is anticipated that the rule may be re-proposed, which could have a significant impact on the manner in which certain managed futures mutual funds, including the Fund, operate. If this rule is re-proposed and adopted as anticipated, it may compel the Fund to change its investment strategy, make the Fund's investment strategy more costly to implement, or require the Fund to cease operating as an investment company registered under the 1940 Act. The likelihood of these events, or the impact of potential future regulation, is currently not predictable.

■	Government Securities Risk. Securities of certain U.S. government agencies and instrumentalities are not guaranteed by the U.S. Treasury, and the Fund must look principally to the agency or instrumentality issuing or guaranteeing the securities for repayment.

■	High-Yield Risk. Lower-quality fixed income securities, known as "high yield" or "junk" bonds, present greater risk than bonds of higher quality, including an increased risk of default. An economic downturn or period of rising interest rates could adversely affect the market for these bonds and reduce the Fund's ability to sell its bonds. The lack of a liquid market for these bonds could decrease the Fund's share price.

■	Interest Rate Risk. When interest rates increase, the value of the Fund's exposure to fixed income instruments will generally decline in value. Long-term fixed income securities will normally have more price volatility because of this risk than short-term fixed income securities.

■	Leverage Risk. Investments in Derivative Instruments may give rise to a form of leverage. Leverage creates exposure to gains and losses in a greater amount than the dollar amount made in an investment. Leverage can magnify the effects of changes in the value of the Fund's investments and make the Fund more volatile. Relatively small market movements may result in large changes in the value of a leveraged investment. The potential loss on such leveraged investments may be substantial relative to the initial investment therein. Not only can the Fund utilize leverage directly but the Subsidiary also utilizes leverage through its investment in Derivative Instruments. Trading Advisors may engage in speculative transactions which involve substantial risk and leverage, such as making short sales.

■	Loan Risk: Investments in loans may subject the Fund to heightened credit risks as loans tend to be highly leveraged and potentially more susceptible to the risks of interest deferral, default and/or bankruptcy.

■	Management Risk. The investment processes used by the Adviser, Trading Advisor or the subadviser could fail to achieve the Fund's investment objective or their judgment may prove to be incorrect or not produce the desired results and cause your investment to lose value.

■	Market Disruption and Geopolitical Risk. Instability in the financial markets or in various countries or regions around the world may result in market volatility and may have long-term effects on the U.S. and worldwide financial markets and may result in a loss to your investment.

■	Market Risk. The market value of a security or instrument may fluctuate, sometimes rapidly and unpredictably. These fluctuations, which are often referred to as "volatility," may cause a security or instrument to be worth less than it was worth at an earlier time. Market risk may affect a single issuer, industry, commodity, sector of the economy, or the market as a whole.

■	Mortgage and Asset-Backed Securities Risk. Mortgage-backed securities (MBS), asset-backed securities (ABS) and commercial mortgage-backed securities (CMBS) are subject to credit risk because underlying loan borrowers may default. In addition, these securities are subject to prepayment risk because the underlying loans held by the issuers may be paid off prior to maturity. The value of these securities may go down as a result of changes in prepayment rates on the underlying mortgages or loans. During periods of declining interest rates, prepayment rates usually increase and the Fund may have to reinvest prepayment proceeds at a lower interest rate. CMBS are less susceptible to prepayment risk because underlying loans may have prepayment penalties or prepayment lock out periods.

■	Short Sales Risk. The Trading Advisors may make short sales, which may be considered speculative transactions and involve substantial risk and leverage. Short sales expose the Fund to the risk that it will be required to cover the short position at a time when the underlying instrument has appreciated in value, thus resulting in a loss to the Fund.

■	Subsidiary Risk. The Fund's investment in the Subsidiary exposes the Fund to the risks associated with the Subsidiary's investments, which are generally the risks of futures-related investments. The Subsidiary is not subject to the investor protections of the 1940 Act. Changes in the laws of the United States, the U.S. states or the Cayman Islands could result in the inability of the Fund to operate as intended, which could adversely affect the investment returns of the Fund. Although only up to 25% of the Fund's assets at the time of investment may be invested in the Subsidiary, that portion of the Fund's assets may be highly leveraged, which can magnify the Fund's potential for gain or loss and, therefore, amplify the effects of market volatility on the Fund's share price.

■	Swap Risk. Swap agreements are subject to the risk that the counterparty to the swap will default on its obligation to pay the Fund and the risk that the Fund will not be able to meet its obligations to pay the counterparty to the swap. Swap agreements also involve fees, commissions or other costs that may reduce the Fund's gains from a swap agreement or may cause the Fund to lose money. Such fees are based on the notional amount of the investment.

■	Tax Risk. In order for the Fund to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended (Code), the Fund must derive at least 90% of its gross income each taxable year from qualifying income. The Fund's investment in the Subsidiary provides the Fund with exposure to the commodities markets within the limitations of the federal tax requirements of Subchapter M. The Internal Revenue Service (IRS) recently issued Regulations providing that the annual net profit, if any, realized by the Subsidiary and imputed for income tax purposes to the Fund will constitute "qualifying income" for purposes of remaining qualified as a regulated investment company for U.S. federal income tax purposes whether or not the imputed income is distributed by the Subsidiary to the Fund. The new Regulations remove the uncertainty that existed as a result of previously proposed regulations that provided a different conclusion.

Changes in the laws of the United States and/or the Cayman Islands could result in the inability of the Fund and/or its Subsidiary to operate as described in this Prospectus and the SAI and could adversely affect the Fund. For example, the Cayman Islands does not currently impose any income, corporate or capital gains tax, estate duty, inheritance tax, gift tax or withholding tax on the Subsidiary. If Cayman Islands law changes such that the Subsidiary must pay Cayman Islands taxes, Fund shareholders would likely suffer decreased investment returns.

■	Volatility Risk. The Fund may have investments that appreciate or decrease significantly in value of short periods of time. This may cause the Fund's net asset value per share to experience significant increases or declines in value over short periods of time, however, all investments long- or short-term are subject to risk of loss.

Risk Lose Money [Text]	rr_RiskLoseMoney	The greatest risk of investing in this Fund is that you could lose money.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock

The bar chart that follows illustrates annual fund returns for the periods ended December 31. The table that follows compares the Fund's returns for various periods with benchmark returns. This information is intended to give you some indication of the risk of investing in the Fund by demonstrating how its returns have varied over time. The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. To obtain more current performance data as of the most recent month-end, please visit the Fund's website at www.steben.com.

Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	www.steben.com.
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	The Fund's past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The returns in the preceding bar chart and table do not reflect sales charges.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

During performance period	Return	Quarter Ended
Class N Shares
Best Quarter	6.04%	3/31/2016
Worst Quarter	-7.35%	6/30/2015

The returns in the preceding bar chart and table do not reflect sales charges. If the sales charges were reflected, the returns would be lower than those shown.

The calendar year-to-date total return as of June 30, 2019 was 2.44% for Class A Shares, 2.06% for Class C Shares, 2.57% for Class I Shares, and 2.44% for Class N Shares.

Performance Table Heading	rr_PerformanceTableHeading	Average annual total returns (for the period ended December 31, 2018)
Performance Table Uses Highest Federal Rate	rr_PerformanceTableUsesHighestFederalRate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	rr_PerformanceTableNotRelevantToTaxDeferred	Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).
Performance Table One Class of after Tax Shown [Text]	rr_PerformanceTableOneClassOfAfterTaxShown	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown.
Performance Table Closing [Text Block]	rr_PerformanceTableClosingTextBlock

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor's tax situation and may differ from those shown. After-tax returns shown are not relevant to investors who hold their Fund shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs).

The return after taxes on distributions and sale of Fund shares may exceed the return before taxes due to an assumed tax benefit from any losses on a sale of Fund shares at the end of the measurement period.

| STEBEN MANAGED FUTURES STRATEGY FUND | Class A
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	5.75%
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%	[1]
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
1 Year	rr_ExpenseExampleYear01	$ 789
3 Years	rr_ExpenseExampleYear03	1,235
5 Years	rr_ExpenseExampleYear05	1,706
10 Years	rr_ExpenseExampleYear10	$ 3,002
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.44%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(10.97%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.44%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
| STEBEN MANAGED FUTURES STRATEGY FUND | Class C
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	rr_RedemptionFeeOverRedemption	none
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	1.00%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.99%
1 Year	rr_ExpenseExampleYear01	$ 402
3 Years	rr_ExpenseExampleYear03	924
5 Years	rr_ExpenseExampleYear05	1,572
10 Years	rr_ExpenseExampleYear10	3,308
1 Year	rr_ExpenseExampleNoRedemptionYear01	302
3 Years	rr_ExpenseExampleNoRedemptionYear03	924
5 Years	rr_ExpenseExampleNoRedemptionYear05	1,572
10 Years	rr_ExpenseExampleNoRedemptionYear10	$ 3,308
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.06%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(7.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.95%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
| STEBEN MANAGED FUTURES STRATEGY FUND | Class I
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	1.99%
1 Year	rr_ExpenseExampleYear01	$ 202
3 Years	rr_ExpenseExampleYear03	624
5 Years	rr_ExpenseExampleYear05	1,073
10 Years	rr_ExpenseExampleYear10	$ 2,375
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.57%
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.30%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.93%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
| STEBEN MANAGED FUTURES STRATEGY FUND | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Maximum Sales Charge (Load) Imposed on Purchases (as a % of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum Deferred Sales Charge (Load) (as a % of original purchase price)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum Sales Charge (Load) Imposed on Reinvested Dividends and other Distributions	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption Fee (as a % of amount redeemed, if sold within 30 days)	rr_RedemptionFeeOverRedemption	1.00%
Management Fees	rr_ManagementFeesOverAssets	1.75%
Distribution and/or Service (12b-1) Fees	rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses	rr_OtherExpensesOverAssets	0.24%	[2]
Total Annual Fund Operating Expenses	rr_ExpensesOverAssets	2.24%
1 Year	rr_ExpenseExampleYear01	$ 227
3 Years	rr_ExpenseExampleYear03	700
5 Years	rr_ExpenseExampleYear05	1,200
10 Years	rr_ExpenseExampleYear10	$ 2,575
Annual Return 2015	rr_AnnualReturn2015	(6.74%)
Annual Return 2016	rr_AnnualReturn2016	5.62%
Annual Return 2017	rr_AnnualReturn2017	3.31%
Annual Return 2018	rr_AnnualReturn2018	(5.52%)
Year to Date Return, Label	rr_YearToDateReturnLabel	year-to-date total return
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Jun. 30, 2019
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	2.44%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Mar. 31, 2016
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	6.04%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Jun. 30, 2015
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(7.35%)
Label	rr_AverageAnnualReturnLabel	Before Taxes
1 Year	rr_AverageAnnualReturnYear01	(5.52%)
Since Inception	rr_AverageAnnualReturnSinceInception	1.70%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
| STEBEN MANAGED FUTURES STRATEGY FUND | ICE BofA Merrill Lynch T-Bill Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	ICE BofA Merrill Lynch T-Bill Index
1 Year	rr_AverageAnnualReturnYear01	1.87%
Since Inception	rr_AverageAnnualReturnSinceInception	0.66%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
| STEBEN MANAGED FUTURES STRATEGY FUND | Barclay Systematic Traders Index
Prospectus [Line Items]	rr_ProspectusLineItems
Index No Deduction for Fees, Expenses, Taxes [Text]	rr_IndexNoDeductionForFeesExpensesTaxes	Reflects no deduction for fees, expenses or taxes
Label	rr_AverageAnnualReturnLabel	Barclay Systematic Traders Index
1 Year	rr_AverageAnnualReturnYear01	(4.18%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.49%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
| STEBEN MANAGED FUTURES STRATEGY FUND | After Taxes on Distributions | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions
1 Year	rr_AverageAnnualReturnYear01	(5.64%)
Since Inception	rr_AverageAnnualReturnSinceInception	(0.01%)
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014
| STEBEN MANAGED FUTURES STRATEGY FUND | After Taxes on Distributions and Sale of Fund Shares | Class N
Prospectus [Line Items]	rr_ProspectusLineItems
Label	rr_AverageAnnualReturnLabel	After Taxes on Distributions and Sale of Fund Shares
1 Year	rr_AverageAnnualReturnYear01	(3.27%)
Since Inception	rr_AverageAnnualReturnSinceInception	0.65%
Inception Date	rr_AverageAnnualReturnInceptionDate	Apr. 01, 2014

[1]	If purchase is $1 million or more and shareholder redeems within 18 months.
[2]	"Other Expenses" include the expenses of the Fund's consolidated wholly owned subsidiary (Subsidiary). Pursuant to an Operating Services Agreement with the Fund, the Fund pays Steben & Company, Inc. (Steben or Adviser) 0.24% of the Fund's average daily net assets and Steben has contractually agreed to pay all of the Fund's ordinary expenses including the Fund's acquired fund fees and expenses (which are indirect fees and expenses that the Fund incurs from investing in the shares of other mutual funds, including money market funds and exchange traded funds) and the organizational and offering expenses but not the following Fund expenses: the Management Fee, the Distribution/Servicing Fee, borrowing costs, interest expenses, brokerage commissions and other transaction and investment-related costs, taxes, litigation and indemnification expenses, judgments and other extraordinary expenses not incurred in the ordinary course of the Fund's business. The fees paid to Steben under the Operating Services Agreement may exceed the Fund's actual ordinary operating expenses. This Operating Services Agreement may be terminated at any time by the Fund's Board of Trustees.